Document and Entity Information	Nov. 27, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 27, 2023
Entity File Number	001-39441
Entity Registrant Name	KUBIENT, INC.
Entity Central Index Key	0001729750
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1808844
Entity Address, Address Line One	500 7th Avenue
Entity Address, Address Line Two	8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	800
Local Phone Number	409-9456
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	KBNT
Common Stock Purchase Warrants [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	KBNTW